Income Taxes	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax assets on October 31, 2021 and December 31, 2020 consist of net operating loss carryforwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the ten-months ended October 31, 2021 and the year ended December 31, 2020 are as follow:

	Ten-Months Ended October 31, 2021	Year Ended December 31, 2020
Income tax benefit at U.S. statutory rate of 21%	$(2,688,478)	$(260,749)
Income tax benefit – state	(999,858)	(108,025)
Non-deductible expenses	2,837,058	223,929
Change in tax rate – state from 8.7% to 7.8%	36,281	—
Change in valuation allowance	814,997	144,845
Total provision for income tax	$—	$—

The Company’s approximate net deferred tax asset as of October 31, 2021 and December 31, 2020 was as follow:

	Ten-Months Ended October 31, 2021	Year Ended December 31, 2020
Net operating loss carryforward	$2,025,694	$1,210,697
Total deferred tax asset	2,025,694	1,210,697
Less: valuation allowance	(2,025,694)	(1,210,697)
Net deferred tax asset	$—	$—

The gross operating loss carryforward available to the Company was $7,031,218 at October 31, 2021. The Company provided a full valuation allowance equal to the net deferred income tax asset as of October 31, 2021 and December 31, 2020 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to annual limitations as a result of ownership or business changes that occurred prior to 2021 and may occur in the future. The Company has not conducted a study to determine the limitations on the utilization of these net operating loss carryforwards.

The increase in the valuation allowance was $851,278 in 2021. The total net loss carryforward on October 31, 2021 is $2,025,694. The potential tax benefit arising from the net operating loss carryforward of $1,055,538 generated prior to January 1, 2018 will expire in 2033. The potential tax benefit arising from the net operating loss carryforward of $970,156 generated from January 1, 2018 thereon can be carried forward indefinitely within the annual usage limitations.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2020, 2019 and 2018 Corporate Income Tax Returns are subject to Internal Revenue Service examination.